Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Schedule of Other Current Financial Liabilities	26.1 Other current financial liabilities

	December 31, 2022		December 31, 2021
Sundry creditors	Ps.	16,869	Ps.	12,873
Derivative financial instruments (see Note 21)		470		138
Other		136		186
Total	Ps.	17,475	Ps.	13,197

Schedule of Provisions and Other Non-Current Liabilities	26.2 Provisions and other non-current liabilities

	December 31, 2022		December 31, 2021
Contingencies	Ps.	4,685	Ps.	5,589
Payable taxes		1,045		662
Other		3,251		2,409
Total	Ps.	8,981	Ps.	8,660

Schedule of Other Financial Liabilities	26.3 Other non-current financial liabilities

	December 31, 2022		December 31, 2021
Derivative financial instruments (see Note 21)	Ps.	5,651	Ps.	1,635
Security deposits		967		729
Total	Ps.	6,618	Ps.	2,364

Schedule of Provisions Recorded in the Statement of Financial Position	The following table presents the nature and amount of the contingencies recorded as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
Indirect taxes	Ps.	1,976	Ps.	2,845
Labor		1,703		1,807
Legal		1,006		937
Total (1)	Ps.	4,685	Ps.	5,589

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

Summary of Changes in Provisions
26.5.1 Indirect taxes

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	2,845	Ps.	3,153	Ps.	5,062
Penalties and other charges		109		77		—
New contingencies		249		314		489
Cancellation and expiration		(738)		(77)		(153)
Payments		(473)		(237)		(218)
Reversal of indemnifiable items (1)		—		—		(1,177)
Effects of changes in foreign exchange rates		(16)		(385)		(850)
Balance at end of the period	Ps.	1,976	Ps.	2,845	Ps.	3,153

(1)This amount for 2020 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).
26.5.2 Labor

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	1,807	Ps.	1,857	Ps.	2,455
Penalties and other charges		81		309		233
New contingencies		571		526		249
Contingencies added in the business combination		67		—		—
Cancellation and expiration		(443)		(445)		(61)
Payments		(320)		(360)		(592)
Effects of changes in foreign exchange rates		(60)		(80)		(427)
Balance at end of the period	Ps.	1,703	Ps.	1,807	Ps.	1,857

26.5.3 Legal

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	937	Ps.	1,293	Ps.	1,337
Penalties and other charges		63		68		8
New contingencies		141		35		362
Contingencies added in the business combination		158		—		—
Cancellation and expiration		(146)		(364)		(141)
Payments		(110)		(97)		(111)
Effects of changes in foreign exchange rates		(37)		2		(162)
Balance at end of the period	Ps.	1,006	Ps.	937	Ps.	1,293